Commitments and contingent liabilities - Capital expenditure (Details) £ in Thousands	Jun. 30, 2024 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 81
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	22
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	15
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	0
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	25
Office Furniture and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 19